RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

17. RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances:

        The amount due from related party of $19,835,942 as of December 31, 2011 is a trade receivable from the affiliate Suzhou Gaochuangte New Energy Co. Ltd ("Gaochuangte"), the Company's 40% owned affiliate, for module products sold.

        The amount due from related party of $1,355,760 as of December 31, 2010 is a trade receivable from the affiliate Suzhou Gaochuangte New Energy Co. Ltd ("Gaochuangte") for module products sold under a tolling arrangement.

        The amount due to related party of $3,007,809 as of December 31, 2011 consists of (i) a government award of $282,498, payable to Dr. Shawn Qu, Chairman, President, Chief Executive Officer, and major stockholder of the Company, which was initially paid to the Company, and (ii) a trade payable of $2,725,311 to Gaochuangte for the solar project construction service fees.

        The amount due to related party of $2,445,020 as of December 31, 2010 consists of (i) a government award of $268,773 payable to Dr. Shawn Qu, Chairman, President, Chief Executive Officer, and major stockholder of the Company, which was initially paid to the Company, and (ii) a trade payable of $2,176,247 to Gaochuangte for processing services provided under a tolling arrangement.

Related party transactions:

Guarantees and Share Pledges

        Dr. Qu fully guaranteed a one-year RMB250 million, RMB250 million and RMB1,520 million loan facilities from Chinese Commercial Banks in 2009, 2010 and 2011, respectively. Amounts drawn down from the facilities as at December 31, 2010 and 2011 were $37,749,000 and $33,328,470, respectively.

Sales and purchase contracts with affiliates

        In 2011, the Company sold solar modules to Gaochuangte of RMB125,948,865 ($19,674,164).

        In 2011, the Company paid RMB16,444,130 ($2,609,798) to Gaochuangte for solar project construction services. Since the solar project is for the Company's internal use, these amounts were recorded in construction in progress.

        In 2010, the Company outsourced module processing services to Gaochuangte, which purchased module products from the Company and sold the finished products back to the Company after the completion of the processing services. There was RMB 13,973,369 ($2,067,011) module products sold to Gaochuangte for their further processing, and RMB14,412,616 ($2,131,986) in finished goods purchased back from Gaochuangte in 2010.